May 3, 2010


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Subj:    Variable Annuity Account XI
         File Nos.:  333-84159 and 811-09517
         Post Affective Amendment Numbers: 11 and 12



Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account XI does not differ from that contained in Post-Effective Amendment No. 11 under the Securities Act of 1933 and Post-Effective Amendment No. 12 under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 30, 2010.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

/s/ Amy Lee

Amy J. Lee
Vice President, Associate General Counsel and Assistant Secretary
Security Benefit Life Insurance Company